UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  5/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

May 31, 2014

1-855-745-3863

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Aftershock Strategies Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Aftershock Strategies Fund
PORTFOLIO REVIEW
May 31, 2014 (Unaudited)

The Fund's performance figures for the six months ended May 31, 2014, as compared to its benchmark:
			Since Inception	Since Inception
	Six Months***	One Year	Class I *	Class N **
Aftershock Strategies Fund
Class I	(0.06)%	(3.44)%	(5.97)%	-
Class N	(0.14)%	(3.73)%	-	(6.33)%
S&P 500 Total Return Index	7.62%	20.45%	21.95%	26.21%

* Class I commenced operations on March 22, 2013.
** Class N commenced operations on December 31, 2012.
*** Non-annualized

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.69% for Class I and 1.92% for Class N.  The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-855-745-3863.

Fair Value as a
Holdings by Industry Sector/Asset Class	% of Net Assets
Equity Funds	28.81%
Common Stock	23.78%
Commodity Funds	13.89%
Closed Ended Funds	13.08%
REITS	7.08%
Debt Funds	6.31%
Short-Term Investments	2.51%
Purchased Put Options	0.19%
Other Assets in Excess of Liabilities	4.35%
100.00%

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014
Shares		Fair Value
	COMMON STOCK - 23.78%
	COMPUTERS - 0.09%
575	IBM Corp.	$ 106,007

	ELECTRIC - 8.33%
61,100	Consolidated Edison, Inc.	3,361,111
42,875	Duke Energy Corp.	3,047,555
71,500	Southern Co.	3,130,270
		9,538,936
	FOOD - 3.13%
1,650	Kellogg Co.	113,817
92,500	Sysco Corp.	3,471,525
		3,585,342
	GAS - 3.06%
70,000	Atmos Energy Corp.	3,507,000

	MINING - 0.03%
1,650	Newmont Mining Corp. Holding Co.	37,768

	MISCELLANEOUS MANUFACTURING- 2.25%
96,400	General Electric Co.	2,582,556

	PHARMACEUTICALS- 0.21%
1,300	Johnson & Johnson	131,898
3,800	Pfizer, Inc.	112,594
		244,492
	RETAIL - 0.10%
1,050	McDonalds Corp.	106,502

	TELECOMMUNICATIONS- 6.58%
105,500	AT&T, Inc.	3,742,085
100,700	CenturyLink, Inc.	3,793,369
		7,535,454

	TOTAL COMMON STOCK	27,244,057
	(Cost - $26,258,671)

	EXCHANGE TRADED FUNDS - 49.01%
	COMMODITY FUNDS - 13.89%
80,000	PowerShares DB Agriculture Fund * ^	2,216,800
91,800	SPDR Gold Shares * ^ #	11,055,474
105,000	US Natural Gas Fund LP * ^	2,646,000
		15,918,274

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)
Shares		Fair Value
	DEBT FUNDS - 6.31%
30,000	iShares TIPS Bond ETF	$ 3,467,700
33,000	iShares 20+ Year Treasury Bond ETF	3,765,300
		7,233,000
	EQUITY FUNDS - 28.81%
2,800	Consumer Staples Select Sector SPDR Fund	126,000
51,400	Energy Select Sector SPDR Fund	4,897,392
121,000	Health Care Select Sector SPDR Fund	7,233,380
48,000	Market Vectors Gold Miners ETF	1,080,000
12,500	Market Vectors Junior Gold Miners ETF	426,375
90,000	Market Vectors Pharmaceutical ETF	5,417,100
125,000	ProShares Short MSCI Emerging Markets	3,171,250
145,000	ProShares Short Russel 2000	2,453,400
260,000	ProShares Short S&P 500	6,206,200
46,800	Utilities Select Sector SPDR Fund	1,997,892
		33,008,989

	TOTAL EXCHANGE TRADED FUNDS	56,160,263
	(Cost - $54,345,530)

	REITS - 7.08%
199,000	Capstead Mortgage Corp.	2,620,830
1,650	HCP, Inc.	68,888
204,800	Medical Properties Trust, Inc.	2,768,896
71,900	Omega Healthcare Investors, Inc.	2,652,391
	TOTAL REITS	8,111,005
	(Cost - $7,506,943)

	CLOSED END FUNDS - 13.08%
121,000	BlackRock MuniVest Fund, Inc.	1,188,220
113,642	DWS Municipal Income Trust	1,551,213
155,000	Eaton Vance Municipal Bond Fund	1,943,700
95,000	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	1,216,950
100,000	Eaton Vance Tax-Managed Diversified Equity Income Fund	1,161,000
114,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,183,320
105,219	Invesco Trust for Investment Grade Municipals	1,384,682
141,000	Invesco Value Municipal Income Trust	2,168,580
153,500	Nuveen Quality Municipal Fund, Inc.	2,030,805
160,000	Putnam Managed Municipal Income Trust	1,155,200
	TOTAL CLOSED END FUNDS	14,983,670
	(Cost - $13,947,278)

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2014 (Continued)
Contracts			Fair Value
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.19%
375	SPDR Gold Shares **		$ 111,750
	Expiration August 2014, Exercise Price $120.00 ^
200	SPDR Gold Shares **		53,000
	Expiration September 2014, Exercise Price $117.00 ^
450	SPDR S&P 500 ETF		56,250
	Expiration August 2014, Exercise Price $180.00
	TOTAL PUT OPTIONS PURCHASED		221,000
	(Cost - $266,500)

	SHORT-TERM INVESTMENT - 2.51%
	MONEY MARKET FUND - 2.51%
2,876,095	Federated Government Obligation, 0.00% + ^		2,876,095
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,876,095)

	TOTAL INVESTMENTS - 95.65%
	(Cost - $105,201,017) (a)		$ 109,596,090
	OTHER ASSETS LESS LIABILITIES - 4.35%		4,983,948
	TOTAL NET ASSETS - 100.00%		$ 114,580,038

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2014.
^ Part or all of this security is a holding in Aftershock Fund Ltd (AFL-CFC).
# Each security is subject to purchased put options.
** Each put option contract allows the holder of the option to sell 100 shares of the underlying stock.
REITS - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $105,339,692 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 5,302,285
		Unrealized depreciation:	(1,045,887)
		Net unrealized appreciation:	$ 4,256,398

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2014

ASSETS
Investment securities:
At cost	$ 105,201,017
At fair value	109,596,090
Cash	500,708
Deposit at broker	4,841,746
Dividends and interest receivable	164,705
Receivable for Fund Shares Sold	64,143
Prepaid expenses and other assets	68,735
TOTAL ASSETS	115,236,127

LIABILITIES
Payable for Securities Purchased	522,228
Accrued advisory fees	81,037
Accrued distribution fees	1,742
Payable to affiliates	39,153
Accrued expenses and other liabilities	11,929
TOTAL LIABILITIES	656,089
NET ASSETS	$ 114,580,038

Net Assets Consist Of:
Paid-in-Capital	$ 119,550,116
Accumulated net investment income	62,318
Accumulated net realized loss from security transactions	(9,427,469)
Net unrealized appreciation on investments, securities sold short and options	4,395,073
NET ASSETS	$ 114,580,038

Net Asset Value Per Share
Class I Shares
Net Assets	$ 106,076,593
Shares of beneficial interest outstanding [no par value, unlimited shares authorized]	11,632,111
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.12

Class N Shares
Net Assets	$ 8,503,445
Shares of beneficial interest outstanding [no par value, unlimited shares authorized]	934,803
Net asset value, redemption price per share (Net assets/Shares of Beneficial Interest)	$ 9.10

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2014

INVESTMENT INCOME
Dividend (less $40 foreign tax withholding)	$ 1,217,709
Interest	1,308
TOTAL INVESTMENT INCOME	1,219,017

EXPENSES
Investment advisory fees	607,715
Administration fees	78,867
Transfer agent fees	27,627
Registration fees	20,876
Accounting services fees	20,608
Legal fees	15,146
Distribution (12b-1) fees - Class N	11,067
Miscellaneous expenses	7,992
Compliance officer fees	7,935
Audit Fees	7,439
Printing and postage expense	4,959
Custody fees	3,720
Trustees' fees and expenses	2,480
Insurance expense	1,984
Dividends on securities sold short	1,560
Total Expenses	819,975
Less: Expenses Reimbursed by Adviser	(78,855)
NET EXPENSES	741,120

NET INVESTMENT INCOME	477,897

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
SECURITIES SOLD SHORT AND OPTIONS
Net realized gain/(loss) on:
Investments	(2,105,641)
Securities Sold Short	(504,509)
Purchased Options	(2,385,096)
Written Options	191,897
Net realized loss from investments:	(4,803,349)

Net change in unrealized appreciation/(depreciation) on:
Investments	4,091,944
Securities Sold Short	4,507
Purchased Options	(9,753)
Net change in unrealized appreciation from investments and options:	4,086,698

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
SECURITIES SOLD SHORT AND OPTIONS	(716,651)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (238,754)

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	May 31, 2014	November 30, 2013 *
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$ 477,897	$ (116,335)
Net realized loss on investments and options	(4,803,349)	(4,607,580)
Net change in unrealized appreciation on investments and options	4,086,698	308,375
Net decrease in net assets resulting from operations	(238,754)	(4,415,540)

Distributions to Shareholders From:
Class I
Net Investment Income	(299,602)	-
Class N
Net Investment Income	(16,182)	-
	(315,784)	-

FROM SHARES OF BENEFICIAL INTEREST
Class I
Proceeds from shares sold	3,507,091	151,505,703
Distributions Reinvested	299,602	-
Payments for shares redeemed	(21,231,950)	(23,827,311)
Net increase (decrease) in net assets from shares of beneficial interest	(17,425,257)	127,678,392
Class N
Proceeds from shares sold	642,133	13,235,815
Distributions Reinvested	15,948.00	-
Payments for shares redeemed	(1,806,105)	(2,790,810)
Net increase (decrease) in net assets from shares of beneficial interest	(1,148,024)	10,445,005

Net increase (decrease) in net assets from shares of beneficial interest	(18,573,281)	138,123,397

TOTAL INCREASE IN NET ASSETS	(19,127,819)	133,707,857

NET ASSETS
Beginning of Period	133,707,857	-
End of Period **	$ 114,580,038	$ 133,707,857
** Undistributed net investment income (loss):	$ 62,318	$ (99,795)

SHARE ACTIVITY
Class I
Shares sold	385,023	16,127,703
Shares reinvested	33,235	-
Shares redeemed	(2,341,909)	(2,571,941)
Net increase (decrease) in shares of beneficial interest outstanding	(1,923,651)	13,555,762

Class N
Shares sold	70,914	1,360,548
Shares reinvested	1,774	-
Shares redeemed	(199,328)	(299,105)
Net increase (decrease) in shares of beneficial interest outstanding	(126,640)	1,061,443

* Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012.

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

		For the	For the
		Six Months Ended	Period Ended
		May 31, 2014	November 30, 2013 (1)
		(Unaudited)
Net asset value, beginning of period		$ 9.15	$ 9.84

Activity from investment operations:
	Net investment income (loss) (2)	0.04	(0.01)
	Net realized and unrealized loss on investments	(0.05)	(0.68)
	Total from investment operations	(0.01)	(0.69)

	Distributions to shareholders from
	net investment income	(0.02)	-

Net asset value, end of period		$ 9.12	$ 9.15

Total return (3)		(0.06)%	(7.01)%

	Net assets, end of period (in 000's)	$ 106,077	$ 124,017

	Ratio of expenses to average net assets,
	before reimbursement (5,6,7)	1.33%	1.61%
	net of reimbursement (5,7)	1.20%	1.43%

	Ratio of expenses to average net assets (excluding
	dividends on securities sold short):
	before reimbursement (5,6,7)	1.33%	1.50%
	net of reimbursement (5,7)	1.20%	1.32%

	Ratio of net investment loss to average net assets: (8)	0.81%	(0.12)%

	Portfolio turnover rate (4)	314%	661%

__________
(1)	Class I commenced operations on March 22, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns  would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods of less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund - Class N
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

		For the	For the
		Six Months Ended	Period Ended
		May 31, 2014	November 30, 2013 (1)
		(Unaudited)
Net asset value, beginning of period		$ 9.13	$ 10.00

Activity from investment operations:
	Net investment income (loss) (2)	0.03	(0.06)
	Net realized and unrealized loss on investments	(0.04)	(0.81)
	Total from investment operations	(0.01)	(0.87)

	Distributions to shareholders from
	net investment income	(0.02)	-

Net asset value, end of period		$ 9.10	$ 9.13

Total return (3)		(0.14)%	(8.70)%

	Net assets, end of period (in 000's)	$ 8,503	$ 9,690

	Ratio of expenses to average net assets,
	before reimbursement (5,6,7)	1.58%	2.64%
	net of reimbursement (5,7)	1.45%	1.72%

	Ratio of expenses to average net assets (excluding
	dividends on securities sold short):
	before reimbursement (5,6,7)	1.58%	2.55%
	net of reimbursement (5,7)	1.45%	1.63%

	Ratio of net investment loss to average net assets: (8)	0.56%	(0.69)%

	Portfolio turnover rate (4)	314%	661%

__________
(1)	Class N commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns  would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.
(5)	Annualized for periods of less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are integral part of these consolidated financial statements.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

1.

ORGANIZATION

Aftershock Strategies Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund’s investment objective is preservation of capital with a secondary objective of capital appreciation, each in the event of a long term decline in the equity and fixed income markets.   The Fund currently offers Class I and Class N shares. Class I commenced operations on March 22, 2013 and Class N commenced operations on December 31, 2012. Both classes are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end and closed-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2014 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Assets: *
Common Stock	$ 27,244,057	$ -	$ -	$ 27,244,057
Exchange-Traded Funds	56,160,263	-	-	56,160,263
REITs	8,111,005	-	-	8,111,005
Closed End Funds	14,983,670	-	-	14,983,670
Put Options Purchased	221,000	-	-	221,000
Short-Term Investment	2,876,095	-	-	2,876,095
Total	$ 109,596,090	$ -	$ -	$ 109,596,090

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*Please refer to the Portfolio of Investments for Industry classifications.

Consolidation of Subsidiary – Aftershock Fund Limited (ASFL) – The consolidated financial statements of the Fund includes the accounts of ASFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

ASFL utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, ASFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at May 31, 2014	% Of Fund Net Assets at May 31, 2014
ASFL	1/4/2013	$ 17,022,529	14.86%

Market risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Commodities risk – Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Credit risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013), or expected to be taken in the Fund’s 2014 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Options Transactions – The Fund is subject to equity price risk, interest rate risk and commodity price risk currency in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended May 31, 2014, the Fund had a loss of $2,385,096 on purchased options and a gain of $191,987 on written options shown on the Consolidated Statement of Operations in this shareholder report. The net change in unrealized depreciation on purchased options was $9,753 as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) on purchased options” on the Consolidated Statement of Operations.

The number of call option contracts written and the premiums received by the Fund during the six month ended May 31, 2014, were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	-	$ -
Options Written	(300)	(191,897)
Options Closed	-	-
Options Exercised	-	-
Options Expired	300	191,897
Outstanding at End of Period	-	$ -

Derivatives Disclosure -

Fair Values of Derivative Instruments in the Fund as of May 31, 2014:

Asset Derivatives
Consolidated Statement
Contract Type/	of Asset and Liabilities
Primary Risk Exposure	Location	Fair Value

Commodity contracts	Investment Securities at Fair Value	$ 164,750
Equity Contracts	Investment Securities at Fair Value	56,250
$ 221,000

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended May 31, 2014:

			Change in
			Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from purchased options	$ (1,728,444)
	Net change in unrealized appreciation (depreciation)
	from purchased options		$ (73,215)

Commodity contracts	Net realized gain (loss) from purchased options	(530,072)
	Net realized gain (loss) from written options	191,897
	Net change in unrealized appreciation (depreciation)
	from purchased options		(11,313)

Interest rate contracts	Net realized gain (loss) from purchased options	(126,580)
	Net change in unrealized appreciation (depreciation)
	from purchased options		74,775

Total		$ (2,193,199)	$ (9,753)

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended May 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $315,115,797 and 318,103,396, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Absolute Investment Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Trust, on behalf of the Fund, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

rate of 1.00% of the Fund’s average daily net assets. For the six months ended May 31, 2014 the Fund incurred $607,715 in advisory fees.

Pursuant to a written agreement (the "Waiver Agreement"), the Adviser has agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, interest and tax expenses, dividends on short positions and extraordinary expenses) do not exceed 1.20% and 1.45% of the Fund’s average daily net assets for Class I and Class N shares, respectively, through March 31, 2014. These amounts herein will be referred to as the "expense limitations."

For the six months ended May 31, 2014, expenses of $78,855 incurred by the Fund were waived/reimbursed by the Adviser.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

As of November 30, 2013, the following amounts are subject to recapture by the Advisor by November 30, of the following years:

2016
$ 171,866

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class N shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended May 31, 2014, pursuant to the Plan, Class N shares incurred $11,067.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Aftershock Strategies Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2014 (Continued)

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of May 31, 2014, Charles Schwab & Co, an account holding shares for the benefit of others in nominee name, held approximately 99% and 50% of the voting securities of Class I and Class N shares, respectively. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. are also owned beneficially by any party who would be presumed to control the fund.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of November 30, 2013, the components of distributable earnings/(deficit) on a tax basis were as follows:

Capital	Other	Post October	Unrealized	Total
Loss	Book/Tx	Loss and	Appreciation/	Accumulated
Carry Forward	Differences	Late Year Loss	(Depreciation)	Deficits
$ (3,050,106)	$ (809,874)	$ (320,767)	$ (234,793)	$ (4,415,540)

The difference between book basis and tax basis undistributed net investment losses, accumulated net realized losses, and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments relating to real estate investment trusts and the Fund’s holding in Aftershock Fund Limited.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $103,084.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $217,683.

At November 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring	Accumulated Net Realized
Short-Term	Long-Term	Loss from Security Transactions
$ 3,050,106	$ -	$ 3,050,106

Permanent book and tax differences, primarily attributable to adjustments for real estate investment trusts and the capitalization of in lieu of dividend payments, resulted in reclassifications for the period ended November 30, 2013 as follows:

Paid in	Undistributed Net	Accumulated Net Realized
Capital	Investment Income	Gain (Loss)Loss
$ -	$ 16,540	$ (16,540)

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Aftershock Strategies Fund

EXPENSE EXAMPLES

May 31, 2014 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Annualized Expense Ratio *	Expense Paid During Period 12/1/13-5/31/14 **
Actual
Class I	$1,000.00	$ 999.40	1.20%	$ 5.98
Class N	$1,000.00	$ 998.60	1.45%	$ 7.23
Hypothetical (5% return before expenses)
Class I	$1,000.00	$ 1,018.95	1.20%	$ 6.04
Class N	$1,000.00	$ 1,017.70	1.45%	$ 7.29

* Annualized expense ratio does not include interest expenses or dividend expenses.

** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period (182) divided by the number of days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT (UNAUDITED) *

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24 and 25, 2014, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of an interim investment advisory agreement (“Interim Aftershock Agreement”) and new investment advisory agreement (“New Aftershock Agreement”) between the Trust, on behalf of the Aftershock Strategies Fund (“Aftershock”) and Absolute Investment Management, LLC (“Absolute”) (collectively the Interim Aftershock Agreement and the New Aftershock Agreement shall be referred to as the “Aftershock Advisory Agreements”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Absolute Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including the Absolute Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Aftershock Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Fund.  The materials also included due diligence materials relating to Absolute (including due diligence questionnaires completed by Absolute, Absolute’s Forms ADV, select financial information of Absolute, bibliographic information regarding Absolute’s key management and investment advisory personnel, and comparative fee information relating to Aftershock) and other pertinent information.  Based on their evaluation of information provided by Absolute, in conjunction with Aftershock’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Aftershock Advisory Agreements.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

  In considering the approval of the Aftershock Advisory Agreements with respect to Aftershock and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Aftershock Advisory Agreements, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by Absolute to Aftershock, the Trustees first discussed the potential change of control of Absolute (the “Transactions”) and its effect on Absolute. The Board noted that the Interim Aftershock Agreement would be needed if the Transactions are completed prior to shareholder approval of the New Aftershock Agreement. The Board then reviewed materials provided by Absolute related to the Transactions as well as the Interim Aftershock Agreement and New Aftershock Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel that would perform services for Aftershock, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Absolute’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Absolute’s specific responsibilities in all aspects of the day-to-day management of Aftershock. The Board noted that, although Mr. Lebowitz would leave Absolute as a result of the Transactions, none of Absolute’s other personnel would change, and that the day-to-day operations of Aftershock would remain unchanged. Additionally, the Board received satisfactory responses from the representative of Absolute with respect to a series of important questions, including whether Absolute was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Aftershock; and whether Absolute has procedures in place to adequately allocate trades among its respective clients. The Board considered that, under the terms of the Interim Aftershock Agreement and New Aftershock Agreement, Absolute, subject to the supervision of the Board, would continue to provide Aftershock with investment advice and supervision and would continuously furnish an investment program for Aftershock consistent with the investment objectives and policies of Aftershock. The Board reviewed the descriptions provided by Absolute of its practices for monitoring compliance with Aftershock’s investment limitations, noting that Absolute’s CCO will periodically review the portfolio manager’s performance of their duties with respect to Aftershock to ensure compliance under Absolute’s compliance program. The Board then reviewed the capitalization of Absolute based on financial information and other materials provided by Absolute and discussed such materials with Absolute. The Board concluded that Absolute was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to Aftershock. The Board also concluded that, despite the departure of Mr. Lebowitz, Absolute had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Interim Aftershock Agreement and New Aftershock Agreement and that the nature, overall quality and extent of the management services to be provided by Absolute were satisfactory. The Board concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to Aftershock under the existing Advisory Agreement between the Trust, on behalf of Aftershock, and Absolute (the "Current Aftershock Agreement") and did not expect them to change under the Interim Aftershock Agreement and New Aftershock Agreement.

Performance. As to performance, the Board considered Absolute’s past performance as well as other factors relating to Absolute’s track record. The Board also reviewed and discussed Aftershock's past performance versus its peer group of funds with similar objective and strategy as Aftershock, as well as its Morningstar category. The Trustees reviewed the performance of Absolute’s composite track records for its applicable strategies and concluded that Absolute was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the fees and expenses paid by Aftershock, the Board reviewed and discussed a comparison of Aftershock’s management fee and overall expense ratio to a peer group of funds constructed by Absolute with similar investment objectives and strategies to the Fund and noted that the advisory fee is generally average for its peer group. The Board also considered any fall-out benefits likely to accrue to Absolute or its affiliates from its relationship with Aftershock. The Board reviewed the contractual arrangements for Aftershock, including a proposed extension of the operating expense limitation agreement pursuant to which Absolute had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.20% and 1.45% of the Aftershock’s average net assets for Class I and Class N shares respectively, through March 31, 2016 and found such arrangements to be beneficial to shareholders. The Board noted that Absolute proposed to charge Aftershock an advisory fee at an annual rate of 1.00% based on the average net assets of Aftershock in both the Interim Aftershock Agreement and New Aftershock Agreement, which is the same fee as is in the Current Aftershock Agreement. The Board concluded that, based on Absolute’s experience and expertise, and the services to be provided by Absolute to Aftershock, the fees to be charged by Absolute were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Absolute with respect to Aftershock based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Absolute provided by the Adviser. The Trustees concluded that based on the services provided and the projected growth of Aftershock, the fees were reasonable and that anticipated profits from the Absolute’s relationship with Aftershock were not excessive.

Economies of Scale. As to the extent to which Aftershock will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of Aftershock, Absolute’s expectations for growth of Aftershock and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Absolute as the Board believed to be reasonably necessary to evaluate the terms of the Interim Aftershock Agreement and New Aftershock Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Interim Aftershock Agreement and New Aftershock Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Interim Aftershock Agreement and New Aftershock Agreement are in the best interests of Aftershock and its shareholders.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Privacy Policy

                                               Rev. April 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

NorthStar Holdings, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-745-3863 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-745-3863.

INVESTMENT ADVISOR

Absolute Investment Management LLC

7315 Wisconsin Avenue, Suite 750 - West Tower

Bethesda, MD 20814

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/4/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

        Kevin E. Wolf, President

Date

8/4/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik, Naviloff, Treasurer

Date

8/4/14